OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 9:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2012

Employees and payroll accruals	$3,198	$2,790
Accrued expenses	7,902	5,807
Deferred revenues	1,447	186
Government authorities	113	479
Income tax payable and tax provision	305	823
Others	173	115

	$13,137	$10,200